Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pacer American Energy Infrastructure ETF | Pacer American Energy Infrastructure ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.79%	43.92%	14.02%	20.15%	36.91%	(15.03%)	21.24%	(17.27%)
Pacer BlueStar Digital Entertainment ETF | Pacer BlueStar Digital Entertainment ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.84%	26.58%	24.67%
Pacer BlueStar Engineering the Future ETF | Pacer BlueStar Engineering the Future ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.51%	(3.70%)	28.23%
Pacer Developed Markets Cash Cows Growth Leaders ETF | Pacer Developed Markets Cash Cows Growth Leaders ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.02%
Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF | Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.54%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF | Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.43%	22.68%	24.00%	(16.39%)
Pacer Solactive Whitney Future of Warfare ETF | Pacer Solactive Whitney Future of Warfare ETF Class
Prospectus [Line Items]
Annual Return [Percent]	29.12%
Pacer US Cash Cows Bond ETF | Pacer US Cash Cows Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.49%
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.81%	13.53%	16.27%	(6.87%)	9.17%
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.37%	13.27%	11.78%	(5.51%)
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.56%	14.86%	18.75%	(7.35%)
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.28%	9.87%	20.34%	(4.81%)
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.35%	12.99%	17.40%	(3.98%)	11.24%
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.56%	12.77%	16.20%	(3.85%)
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.04%	14.11%	19.95%	(2.23%)
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.18%	9.74%	20.58%	(1.35%)
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.83%	14.79%	21.01%	(2.85%)	18.48%
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.02%	14.48%	18.23%	(4.97%)
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.65%	16.08%	20.47%	(3.66%)
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.85%	11.12%	20.15%	(0.40%)
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Fund of Funds ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.55%	12.98%	18.24%	(4.03%)	11.77%